SUPPLEMENT DATED MAY 1, 1997
                                       TO
                          PROSPECTUS DATED MAY 1, 1989

                              THE EQUITY PROTECTOR

THE FOLLOWING INFORMATION MODIFIES AND SUPPLEMENTS INFORMATION PROVIDED ON PAGE 4 OF THE PROSPECTUS UNDER THE HEADING "7. HOW ARE NET PREMIUMS ALLOCATED?", AND ON PAGES 12-13 UNDER THE HEADING "INVESTMENTS OF THE SERIES ACCOUNT - WRL SERIES FUND":

     Beginning May 1, 1997, the Fund will offer two additional portfolios ("Portfolios"). The investment objective and policies of each new Portfolio are summarized below. There is no assurance that any of the Portfolios will achieve its stated objective. More detailed information, including a description of risks, can be found in the WRL Series Fund, Inc. ("Fund") Prospectus, which should be read carefully.

     U.S. EQUITY PORTFOLIO: This Portfolio seeks long-term growth of capital by investing primarily in equity securities of U.S. companies.

     INTERNATIONAL EQUITY PORTFOLIO: This Portfolio seeks long-term growth of capital by investing primarily in the common stock of foreign issuers traded on overseas exchanges and in foreign over-the-counter markets.

     WRL Management serves as investment adviser to each Portfolio of the Fund and manages the assets of each Portfolio in accordance with policies, programs and guidelines established by the Board of Directors of the Fund.

     GE Investment Management Incorporated ("GEIM"), located at 3003 Summer Street, Stamford, Connecticut 06905, is Sub-Adviser to the U.S. Equity Portfolio of the Fund. GEIM was formed under the laws of Delaware and is a wholly-owned subsidiary of General Electric Company ("GE"). GEIM's principal officers and directors serve in similar capacities with respect to General Electric Investment Corporation ("GEIC", and, together with GEIM and their predecessors, collectively referred to as "GE Investments"), which like GEIM is a wholly-owned subsidiary of GE. GEIC serves as investment adviser to various GE pension and benefit plans and certain employee mutual funds. GE Investment has roughly 70 years of investment management experience, and has managed mutual funds since 1935. As of December 31, 1996, GEIM and GEIC together managed assets in excess of $56 billion.

     GEIM and Scottish Equitable Investment Management Limited ("Scottish Equitable"), located at Edinburgh Park, Edinburgh EH12 9SE, Scotland, serve as Co-Sub-Advisers to the International Equity Portfolio of the Fund. Scottish Equitable is a wholly-owned subsidiary of Scottish Equitable plc. Scottish Equitable plc is successor to Scottish Equitable Life Assurance Society, which was founded in Edinburgh in 1831. Like the Investment Adviser, Scottish Equitable is also an indirect wholly-owned subsidiary of AEGON nv. Scottish Equitable has not previously advised a U.S.-registered mutual fund. Scottish Equitable currently provides investment advisory and management services to certain of its affiliates, including Scottish Equitable plc and to external organizations.

THE FOLLOWING INFORMATION IS ADDED TO PAGE 7, BEFORE THE SECTION ENTITLED "WESTERN RESERVE AND THE SERIES ACCOUNT" OF THE PROSPECTUS:

     The information contained in both the explanation and "Hypothetical Illustrations" is out-of-date and should not be relied upon. In addition, current hypothetical illustrations for the new Portfolios are not included in Appendix A.


THE FOLLOWING INFORMATION REPRESENTS BOTH THE ACTUAL ANNUAL EXPENSES OF THE
EXISTING PORTFOLIOS INCURRED DURING 1996, AND THE ESTIMATED ANNUAL EXPENSES, AS
A PERCENTAGE OF AVERAGE NET ASSETS, OF THE NEW PORTFOLIOS:

FUND ANNUAL EXPENSES* (as a % of Fund average net assets)

                                                                          SHORT-TO-                  STRATEGIC
                            MONEY                                        INTERMEDIATE   EMERGING      TOTAL
                            MARKET      GROWTH     GLOBAL       BOND      GOVERNMENT     GROWTH       RETURN
                           PORTFOLIO   PORTFOLIO  PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO**
                           ---------   ---------  ---------   ---------  ------------   ---------    -----------
Management Fees             0.40%        0.80%      0.80%      0.50%        0.60%        0.80%         0.80%
Other Expenses              0.12%        0.08%      0.19%      0.14%        0.16%        0.14%         0.11%
 (After Reimbursement)
Total Fund Annual
  Expenses                  0.52%        0.88%      0.99%      0.64%        0.76%        0.94%         0.91%

                                                                     TACTICAL
                           AGGRESSIVE                  GROWTH &        ASSET         C.A.S.E.      VALUE
                             GROWTH       BALANCED      INCOME       ALLOCATION      GROWTH        EQUITY
                           PORTFOLIO      PORTFOLIO    PORTFOLIO***  PORTFOLIO      PORTFOLIO     PORTFOLIO****
                           ---------      ---------    ------------  ----------     ---------     -------------
Management Fees              0.80%          0.80%         0.75%        0.80%          0.80%         0.80%
Other Expenses               0.18%          0.17%         0.25%        0.10%          0.20%         0.20%
  (After Reimbursement)
Total Fund Annual
  Expenses                   0.98%          0.97%         1.00%        0.90%          1.00%         1.00%

                            INTERNATIONAL        U.S.
                             EQUITY             EQUITY
                            PORTFOLIO****      PORTFOLIO****
                            -------------      -------------

Management Fees             1.00%               0.80%
Other Expenses              0.30%               0.25%
  (After Reimbursement)
Total Fund Annual
  Expenses                  1.30%               1.05%

-----------------
* Effective January 1, 1997, the Fund adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan") and pursuant to the Plan, has entered into a Distribution Agreement with InterSecurities, Inc. ("ISI"), principal underwriter for the Fund. Under the Distribution Plan, the Fund, on behalf of the Portfolios, is authorized to pay to various service providers, as direct payment for expenses incurred in connection with the distribution of a Portfolio's shares, amounts equal to actual expenses associated with distributing a Portfolio's shares, up to a maximum rate of 0.15% (fifteen one-hundredths of one percent) on an annualized basis of the average daily net assets. This fee is measured and accrued daily and paid monthly. ISI has determined that it will not seek payment by the Fund of Distribution expenses with respect to any Portfolio during the fiscal year ending December 31, 1997. Prior to ISI's seeking reimbursement, Policyowners will be notified in advance.
**    Prior to May 1, 1997, this Portfolio was known as Equity-Income.
***   Prior to May 1, 1997, this Portfolio was known as Utility.
**** Because the Value Equity Portfolio commenced operations on May 1, 1996, the percentages set forth as "Other Expenses" and "Total Fund Annual Expenses" are annualized. Because the International Equity and U.S. Equity Portfolios commenced operations on January 2, 1997, the percentages set forth as "Other Expenses" and "Total Fund Annual Expenses" are estimates.

THE FIFTH PARAGRAPH ON PAGE 33 OF THE PROSPECTUS UNDER THE HEADING "APPENDIX A - ILLUSTRATION OF BENEFITS" IS CHANGED, AS FOLLOWS:

     The amounts shown for the death benefits, Cash Values and Net Surrender Values take into account (1) the daily charge for assuming mortality and expense risks assessed against each Sub-Account which is equivalent to an annual charge of 0.90% of the average net assets of the Sub-Accounts; (2) estimated daily expenses equivalent to an effective average annual expense level of 0.93% of the average daily net assets of the Portfolios of the Fund; and (3) all applicable premium expense charges and Cash Value charges. The 0.93% expense level assumes an equal allocation of amounts among the fifteen Sub-Accounts and is based on an average 0.76% investment advisory fee and estimated 1996 average normal operating expenses of 0.17% for each of the Portfolios in operation during 1996. Calculation of the average annual expense level utilized annualized actual audited expenses incurred during 1996 as adjusted for anticipated expense modifications incurring in 1997 for the Money Market (0.52%), Bond (0.64%), Growth (0.88%), Short-to-Intermediate Government (0.76%), Strategic Total Return (formerly, Equity-Income) (0.91%), Emerging Growth (0.94%), Global (0.99%), Aggressive Growth (0.98%), Balanced (0.97%), Growth & Income (formerly, Utility) (1.00%), C.A.S.E. Growth (1.00%), and Tactical Asset Allocation (0.90%). In addition, because the Value Equity Portfolio was not in existence during the full year of 1996 (commencement of operations was May 1, 1996), and the U.S. Equity Portfolio and International Equity Portfolio had not commenced operations as of December 31, 1996, the estimated average annual Portfolio expense level reflects estimated expenses for these three Portfolios at 1.00%, 1.05% and 1.30%, respectively, for 1997. During 1996, Western Reserve had undertaken to pay Fund expenses for each Portfolio to the extent normal operating expenses of a Portfolio exceeded a stated percentage of the Portfolio*s average daily net assets. WRL Management has undertaken until April 30, 1998 to pay expenses to the extent normal operating expenses of a Portfolio exceeds a stated percentage of the Portfolio*s average daily net assets. Taking into account the assumed charges of 1.83%, the gross annual investment return rates of 0%, 6% and 12% are equivalent to net annual investment return rates of -1.83%, 4.17%, and 10.17%.


                                       3